Loulo-Gounkoto Loss of Control (Details) $ in Millions		3 Months Ended		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Year Companies $ / ounce	Jun. 30, 2024 USD ($)
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Proportion of ownership interest in joint venture				80.00%
Investment in Loulo-Gounkoto				$ 1,700
Gold Price Assumption | $ / ounce				2,000
Weighted average cost of capital	9.00%			18.00%
Change in gold price used in assumptions for sensitivity analysis | $ / ounce				100
Change in weighted average cost of capital used in assumptions for sensitivity analysis				1.00%
Change in NAV multiple used in assumptions for sensitivity analysis				0.1
Carrying value of net assets derecognized				$ (3,421)
NCI write-off due to deconsolidation of Loulo-Gounkoto				686
Loulo-Gounkoto loss of control		$ 1,035	$ 0	1,035	$ 0
Increase in gold price of $100/oz
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Increase (decrease) in fair value measurement, assets				134
Decrease in gold price of $100/oz
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Increase (decrease) in fair value measurement, assets				(170)
Increase in WACC of 1%
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Increase (decrease) in fair value measurement, assets				(67)
Decrease in WACC of 1%
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Increase (decrease) in fair value measurement, assets				72
Increase in NAV multiple of 0.1
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Increase (decrease) in fair value measurement, assets				155
Decrease in NAV multiple of 0.1
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Increase (decrease) in fair value measurement, assets				$ (156)
Loulo-Gounkoto [Member]
Disclosure of Loulo-Gounkoto loss of control [Line Items]
Proportion of ownership interest in joint venture				80.00%
Proportion of ownership interests held by non-controlling interests				20.00%
Permit term duration | Year				30
Loulo-Gounkoto Complex | Companies				2
NAV Multiple				1.1